CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash, cash equivalents and restricted cash	$ 319,277,000	$ 33,807,000	$ 29,192,000
Accounts receivable, net of unpaid service provider costs (Related parties comprised $123 and $50,015 as of June 30, 2021 and December 31, 2020, respectively)	131,831,000	76,709,000
Inventory	1,176,000	922,000
Prepaid expenses and other current assets	20,105,000	8,937,000
Total current assets	472,389,000	120,375,000
Property and equipment, net (Related parties comprised $15,683 and $22,659 as of June 30, 2021 and December 31, 2020, respectively)	46,358,000	38,126,000
Goodwill	546,312,000	234,328,000
Payor relationships, net	395,185,000	189,570,000
Other intangibles, net	194,315,000	36,785,000
Other assets	4,654,000	4,362,000
Total assets	1,659,213,000	623,546,000
Current liabilities:
Current portion of notes payable	5,488,000	4,800,000
Current portion of equipment loans	324,000	314,000
Current portion of capital lease obligations	978,000	876,000
Current portion of contingent consideration	12,347,000
Accounts payable and accrued expenses (Related parties comprised $112 as of December 31, 2020)	46,465,000	33,180,000
Deferred revenue (Related parties comprised $988 as of December 31, 2020)	1,313,000	988,000
Current portions due to sellers	22,020,000	27,129,000
Other current liabilities	3,734,000	1,333,000
Total current liabilities	92,669,000	68,620,000
Notes payable, net of current portion and debt issuance costs	525,830,000	456,745,000
Warrants liabilities	123,843,000
Equipment loans, net of current portion	891,000	873,000
Capital lease obligations, net of current portion	1,667,000	1,580,000
Deferred rent (Related parties comprised $92 as of December 31, 2020)	4,868,000	3,111,000
Deferred revenue, net of current portion (Related parties comprised $4,277 as of December 31, 2020)	4,623,000	4,277,000
Due to seller, net of current portion		13,976,000
Contingent consideration		5,172,000
Other liabilities (Related parties comprised $8,142 as of December 31, 2020)	16,471,000	11,648,000
Total liabilities	770,862,000	566,002,000
Stockholders' Equity / Members' Capital
Members' capital		157,591,000
Additional paid-in capital	389,892,000
Accumulated deficit	(37,640,000)	(99,913,000)
Notes receivable, related parties	(136,000)	(134,000)
Total Stockholders' Equity / Members' Capital	352,164,000	57,544,000	(5,288)
Non-controlling interests	536,187,000
Total Stockholders' Equity / Members' Capital	888,351,000	57,544,000	98,463,000
Total Liabilities and Stockholders' Equity / Members' Capital	1,659,213,000	623,546,000
Jaws Acquisition Corp
Current assets:
Cash		1,037,124
Cash, cash equivalents and restricted cash		1,037,124
Prepaid expenses		187,493
Total current assets		1,224,617
Deferred offering costs			45,568
Cash and marketable securities held in Trust Account		690,306,930
Total assets		691,531,547	45,568
Current liabilities:
Accrued expenses		2,180,406	5,288
Accrued offering costs			45,568
Total current liabilities		2,180,406	50,856
Warrant liability		90,539,999
Deferred underwriting fee payable		24,150,000
Total liabilities		116,870,405	50,856
Commitments (Note 6)
Ordinary shares subject to possible redemption, 56,966,114 and no shares at $10.00 per share as of December 31, 2020 and 2019, respectively		569,661,141
Stockholders' Equity / Members' Capital
Additional paid-in capital		33,882,053
Accumulated deficit		(28,884,980)	(5,288)
Total Stockholders' Equity / Members' Capital		5,000,001	(5,288)
Total Liabilities and Stockholders' Equity / Members' Capital		691,531,547	$ 45,568
Class A common stock
Stockholders' Equity / Members' Capital
Common stock, value	17,000
Class A common stock | Jaws Acquisition Corp
Stockholders' Equity / Members' Capital
Common stock, value		1,203
Class B common stock
Stockholders' Equity / Members' Capital
Common stock, value	$ 31,000
Class B common stock | Jaws Acquisition Corp
Stockholders' Equity / Members' Capital
Common stock, value		$ 1,725